17. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	NOTE 15 – SUBSEQUENT EVENTS Management has assessed and determined that no significant subsequent events are to be disclosed according to ASC 855.

NOTE 17 – SUBSEQUENT EVENTS

Credit Agreement

On February 21, 2020, we entered into a letter agreement (the “Credit Agreement”) by and among the Company, as borrower, urban-gro Canada Technologies Inc. and Impact Engineering, Inc., as guarantors, the lenders party thereto (the “Lenders”), and Bridging Finance Inc., as administrative agent for the Lenders (the “Agent”). The Credit Agreement, which is denominated in Canadian dollars (C$), is comprised of (i) a 12-month senior secured demand term loan facility in the amount of C$2.7 million ($2.0 million), which was funded in its entirety on the closing date (the “Term Loan”); and (ii) a 12-month demand revolving credit facility of up to C$5.4 million ($4.0 million), which may be drawn from time to time, subject to the terms and conditions set forth in the Credit Agreement and described further below (the “Revolving Facility,” and together with the Term Loan, “the Facilities”).

The final maturity date of the Facilities will be the earlier of (i) demand, and (ii) the date that is 12 months after the closing date, with a potential extension to the date that is 24 months after the closing date (the “Maturity Date”). The Facilities will bear interest at the annual rate established and designated by the Bank of Nova Scotia as the prime rate, plus 11% per annum. Accrued interest on the outstanding principal amount of the Facilities will be due and payable monthly in arrears, on the last business day of each month, and on the Maturity Date.

The Revolving Facility may be borrowed and re-borrowed on a revolving basis by us during the term of the Facilities, provided that borrowings under the Revolving Facility will be limited by a loan availability formula equal to the sum of (i) 90% of insured accounts receivable, (ii) 85% of investment grade receivables, (iii) 75% of other accounts receivable, (iv) 50% of eligible inventory, and (v) the lesser of C$4.05 million ($3.0 million) and (A) 75% of uncollected amounts on eligible signed equipment orders for equipment systems contracts and (B) 85% of uncollected amounts on eligible signed professional services order forms for design contracts. The Revolving Facility may be prepaid in part or in full without a penalty at any time during the term of the Facilities, and the Term Loan may be prepaid in full or in part without penalty subject to 60 days prior notice in each case subject to certain customary conditions. As of April 30, 2020, C$0.4 million ($0.3 million) of the Revolving Facility was available for future borrowings.

The Company utilized a portion of the proceeds from the Term Loan to refinance existing indebtedness, including a $2.0 million loan with Hydrofarm. The Company terminated the Hydrofarm loan concurrently with the closing of the transactions contemplated by the Credit Agreement. Remaining proceeds from the Facilities are expected to be used (i) to pay down existing debt obligations and (ii) for general working capital purposes.

The obligations of the Company under the Facilities will be secured on a first lien basis (subject to certain permitted liens as set forth in the Credit Agreement) by substantially all of the assets of the Company and certain wholly-owned subsidiaries of the Company, as well as a limited recourse personal guarantee of Bradley Nattrass, the Chief Executive Officer of the Company.

The Credit Agreement also contains customary provisions, representations, warranties and events of default for facilities of this nature and affirmative and negative covenants, including without limitation, covenants relating to maintenance of collateral, reorganization and change of control transactions, creation of liens and incurrence of indebtedness.

Amendment of Promissory Note and Subordination Agreement

In connection with the execution of the Credit Agreement, the Company entered into an agreement to amend the promissory note (the “Promissory Note”) dated October 18, 2018, as amended on May 20, 2019, between the Company and Cloud9 Support Inc., an entity owned 100% by James Lowe, a director of the Company (the “Amending Agreement”). Pursuant to the Amending Agreement, Mr. Lowe agreed to extend the maturity date of the promissory note from December 31, 2019 to the date which is the earlier of 60 days following the date: (a) on which demand for repayment is made by the Lender under the Credit Agreement; or (b) which is the Maturity Date of the Credit Agreement.